Schedule of pro forma information (Details) - Better Choice [Member] $ in Thousands	12 Months Ended
Sep. 30, 2025 USD ($)
Business Combination [Line Items]
Revenue	$ 23,338
Cost of goods sold	15,663
Selling, general and administrative	23,260
Loss on extinguishment of debt	716
Interest expense, net	475
Bargain purchase gain	(4,111)
Other income	(98)
Net loss	$ (12,567)